UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             The Mersereau Company dba Carderock Capital
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 15, 2002
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      82
Form 13F Information Table Value Total:      $68,546

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      296     2695 SH       SOLE                                       2695
Abbott Laboratories            COM              002824100     1754    43407 SH       SOLE                                      43407
Adobe Systems Inc              COM              00724F101      259    13570 SH       SOLE                                      13570
Alltel                         COM              020039103      267     6662 SH       SOLE                                       6662
Amer Intl Group                COM              026874107     1204    22008 SH       SOLE                                      22008
American Pwr Convsn            COM              029066107      517    54050 SH       SOLE                                      54050
Apollo Group A                 COM              037604105      473    10886 SH       SOLE                                      10886
Automatic Data Proc            COM              053015103      953    27395 SH       SOLE                                      27395
Autozone Inc                   COM              053332102      759     9630 SH       SOLE                                       9630
Avery Dennison Corp            COM              053611109     1549    27185 SH       SOLE                                      27185
BB&T Corp                      COM              054937107      608    17360 SH       SOLE                                      17360
BP PLC Spons Adr               COM              055622104      684    17147 SH       SOLE                                      17147
Bank One Corp                  COM              06423A103      234     6250 SH       SOLE                                       6250
BankAmerica Corp               COM              060505104      262     4107 SH       SOLE                                       4107
Bed Bath & Beyond              COM              075896100     1634    50165 SH       SOLE                                      50165
Bemis Co                       COM              081437105      810    16400 SH       SOLE                                      16400
Cambrex Corp                   COM              132011107     1213    32950 SH       SOLE                                      32950
Cardinal Health Inc            COM              14149Y108     2095    33677 SH       SOLE                                      33677
Cintas Corp                    COM              172908105     1513    36083 SH       SOLE                                      36083
Coca Cola Co                   COM              191216100      251     5237 SH       SOLE                                       5237
Concord EFS                    COM              206197105      695    43755 SH       SOLE                                      43755
Cousins Properties             COM              222795106      472    20518 SH       SOLE                                      20518
Dover Corp                     COM              260003108     1490    58700 SH       SOLE                                      58700
Duke Energy Co                 COM              264399106      312    15935 SH       SOLE                                      15935
Emerson Electric Co            COM              291011104     1275    29025 SH       SOLE                                      29025
Expeditors Intl Wash           COM              302130109     1476    52815 SH       SOLE                                      52815
Exxon Mobil Corp               COM              30231G102     1206    37818 SH       SOLE                                      37818
Fair Isaac & Co.               COM              303250104     1107    33853 SH       SOLE                                      33853
Fastenal Co                    COM              311900104      674    21330 SH       SOLE                                      21330
Fedl Natl Mtg Assoc            COM              313586109      708    11886 SH       SOLE                                      11886
Fifth Third Bank               COM              316773100     1037    16934 SH       SOLE                                      16934
Fiserv Inc.                    COM              337738108      803    28604 SH       SOLE                                      28604
Gannett Co                     COM              364730101      863    11960 SH       SOLE                                      11960
General Electric Co            COM              369604103     1032    41870 SH       SOLE                                      41870
Golden West Finl               COM              381317106      267     4300 SH       SOLE                                       4300
Grainger (WW) Inc              COM              384802104      889    20885 SH       SOLE                                      20885
Health Mgmt Assoc              COM              421933102      923    45625 SH       SOLE                                      45625
Home Depot                     COM              437076102      813    31164 SH       SOLE                                      31164
Idexx Labs                     COM              45168D104      285     9200 SH       SOLE                                       9200
Illinois Tool Works            COM              452308109     1874    32120 SH       SOLE                                      32120
Interpublic Group              COM              460690100      386    24333 SH       SOLE                                      24333
Jefferson-Pilot                COM              475070108      480    11980 SH       SOLE                                      11980
Johnson & Johnson              COM              478160104     1728    31947 SH       SOLE                                      31947
Kimberly Clark                 COM              494368103      706    12470 SH       SOLE                                      12470
Kimco Realty Corp              COM              49446R109     1050    33769 SH       SOLE                                      33769
Kohls Corp                     COM              500255104      220     3625 SH       SOLE                                       3625
Lifestream Tech                COM              53219K101       63    87825 SH       SOLE                                      87825
Linear Technology Corp         COM              535678106      476    22995 SH       SOLE                                      22995
Lowes Cos Inc                  COM              548661107      235     5675 SH       SOLE                                       5675
Marsh & McLennan               COM              571748102      655    15740 SH       SOLE                                      15740
McCormick & Co                 COM              579780206     1787    78380 SH       SOLE                                      78380
Merck & Co                     COM              589331107     1055    23071 SH       SOLE                                      23071
Microsoft Corp                 COM              594918104     1119    25580 SH       SOLE                                      25580
Minerals Tech                  COM              603158106      366     9875 SH       SOLE                                       9875
Molex Inc                      COM              608554101      402    17096 SH       SOLE                                      17096
Molex Inc Cl A                 COM              608554200      560    26660 SH       SOLE                                      26660
OM Group                       COM              670872100     1184    27665 SH       SOLE                                      27665
Patterson Dental               COM              703412106      945    18455 SH       SOLE                                      18455
Paychex Inc                    COM              704326107      825    34013 SH       SOLE                                      34013
Pfizer Inc                     COM              717081103      432    14900 SH       SOLE                                      14900
Procter & Gamble Co            COM              742718109     1968    22020 SH       SOLE                                      22020
Prologis Tr                    COM              743410102      312    12525 SH       SOLE                                      12525
RPM Inc                        COM              749685103      467    33225 SH       SOLE                                      33225
Royal Dutch Petrol             COM              780257804      341     8500 SH       SOLE                                       8500
Sigma-Aldrich Corp             COM              826552101     1794    36415 SH       SOLE                                      36415
Staples Inc                    COM              855030102      520    40675 SH       SOLE                                      40675
Starbucks Corp                 COM              855244109      704    34100 SH       SOLE                                      34100
Stryker Corp                   COM              863667101     1750    30381 SH       SOLE                                      30381
SunTrust Banks Inc             COM              867914103     1357    22078 SH       SOLE                                      22078
Sysco Corp                     COM              871829107      560    19725 SH       SOLE                                      19725
Teleflex Inc                   COM              879369106     1772    38880 SH       SOLE                                      38880
Valspar                        COM              920355104     1833    49135 SH       SOLE                                      49135
WGL Holdings Inc.              COM              92924f106      318    13280 SH       SOLE                                      13280
Wal-Mart Stores                COM              931142103     1251    25415 SH       SOLE                                      25415
Walgreen                       COM              931422109     1280    41623 SH       SOLE                                      41623
Washington REIT                COM              939653101      305    12005 SH       SOLE                                      12005
Weingarten Rlty Inv            COM              948741103      457    12479 SH       SOLE                                      12479
Wrigley                        COM              982526105      637    12880 SH       SOLE                                      12880
Wyeth Com                      COM              983024100      211     6650 SH       SOLE                                       6650
Dodge & Cox Stock                               256219106      211 2566.743 SH       SOLE                                   2566.743
Equity Inv Fd Ser B                             29471T352       11 15889.000SH       SOLE                                  15889.000
Vngrd Windsor II                                               276 13839.492SH       SOLE                                  13839.492